September 26, 2001

    SUPPLEMENT TO THE AUGUST 21, 2001 PRELIMINARY CLASS A, B AND C SHARES AND
            CLASS Y SHARES PROSPECTUSES OF PIONEER GLOBAL VALUE FUND
                  (SUPERSEDES SUPPLEMENT DATED AUGUST 21, 2001)

The following supplements the information presented in the prospectuses:

BUYING, EXCHANGING AND SELLING SHARES

GENERAL RULES ON BUYING, EXCHANGING AND SELLING YOUR FUND SHARES

BUYING
INITIAL OFFERING OF SHARES. The fund and the distributor have postponed the initial offering and public offering of fund shares until further notice.







































                                             (c) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds